UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Southport Management L.L.C.

Address:  3465 North Pines Way, STE 104 #25009
          Wilson, WY 83014

13F File Number: 028-14966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jon Dawson
Title:  Managing Member
Phone:  (307) 733-9000


Signature, Place and Date of Signing:

/s/ Jon Dawson                    Wilson, WY                 November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE




Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total:  $59,584
                                         (thousands)



List of Other Included Managers:

No.      Form 13F File Number      Name

1.           028-13190            Southport Management Limited Partnership

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                                                     FORM 13F INFORMATION TABLE
                                                        September 30, 2012



COLUMN 1                      COLUMN 2         COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS           CUSIP     (X1000)   PRN AMT  PRN CALL   DISCRETION    MANGRS     SOLE    SHARED NONE
AMERICAN CAP LTD             COM               02503Y103      341     30,000 SH        SHARED DEFINED  1          30,000
APPLE INC                    COM               037833100    3,480      5,217 SH        SHARED DEFINED  1           5,217
BANK OF AMERICA CORPORATION  COM               060505104      442     50,000 SH        SHARED DEFINED  1          50,000
BERKLEY W R CORP             COM               084423102    2,812     75,000 SH        SHARED DEFINED  1          75,000
BROADCOM CORP                CL A              111320107    1,037     30,000 SH        SHARED DEFINED  1          30,000
CHUBB CORP                   COM               171232101      763     10,000 SH        SHARED DEFINED  1          10,000
CONTINENTAL RESOURCES INC    COM               212015101    3,050     39,660 SH        SHARED DEFINED  1          39,660
CROWN CASTLE INTL CORP       COM               228227104    3,252     50,730 SH        SHARED DEFINED  1          50,730
DIANA SHIPPING INC           COM               Y2066G104      162     25,000 SH        SHARED DEFINED  1          25,000
EBAY INC                     COM               278642103    1,161     24,000 SH        SHARED DEFINED  1          24,000
EVEREST RE GROUP LTD         COM               G3223R108    5,762     53,870 SH        SHARED DEFINED  1          53,870
FIFTH THIRD BANCORP          COM               316773100      465     30,000 SH        SHARED DEFINED  1          30,000
HEALTHCARE SVCS GRP INC      COM               421906108      229     10,000 SH        SHARED DEFINED  1          10,000
HUNTINGTON BANCSHARES INC    COM               446150104      345     50,000 SH        SHARED DEFINED  1          50,000
IMAX CORP                    COM               45245E109      199     10,000 SH        SHARED DEFINED  1          10,000
ISHARES SILVER TRUST         ISHARES           46428Q109    1,674     50,000 SH        SHARED DEFINED  1          50,000
METLIFE INC                  COM               59156R108    2,820     81,830 SH        SHARED DEFINED  1          81,830
MICHAEL KORS HLDGS LTD       SHS               G60754101      798     15,000 SH        SHARED DEFINED  1          15,000
MONSANTO CO NEW              COM               61166W101    1,820     20,000 SH        SHARED DEFINED  1          20,000
MOSAIC CO NEW                COM               61945C103      864     15,000 SH        SHARED DEFINED  1          15,000
MYLAN INC                    COM               628530107    4,686    192,265 SH        SHARED DEFINED  1         192,265
NRG ENERGY INC               COM               629377508    1,070     50,000 SH        SHARED DEFINED  1          50,000
PHILLIPS 66                  COM               718546104      917     19,777 SH        SHARED DEFINED  1          19,777
PROSHARES TR                 PSHS ULSHT SP500  74347R883   13,630  1,000,000 SH        SHARED DEFINED  1       1,000,000
PROSHARES TR                 PSHS ULTSH 20YRS  74347R297    1,559    100,000 SH        SHARED DEFINED  1         100,000
QUALCOMM INC                 COM               747525103    1,287     20,600 SH        SHARED DEFINED  1          20,600
SIRIUS XM RADIO INC          COM               82967N108    1,101    425,000 SH        SHARED DEFINED  1         425,000
SOUTHWEST AIRLS CO           COM               844741108      439     50,000 SH        SHARED DEFINED  1          50,000
SOUTHWESTERN ENERGY CO       COM               845467109      348     10,000 SH        SHARED DEFINED  1          10,000
TILLYS INC                   CL A              886885102      367     20,000 SH        SHARED DEFINED  1          20,000
TJX COS INC NEW              COM               872540109    1,680     37,500 SH        SHARED DEFINED  1          37,500
TRAVELERS COMPANIES INC      COM               89417E109    1,024     15,000 SH        SHARED DEFINED  1          15,000


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